UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2019

Semiannual Report

to Shareholders

DWS Global High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets

28	Financial Highlights
34	Notes to Financial Statements
47	Information About Your Fund’s Expenses
49	Advisory Agreement Board Considerations and Fee Evaluation
54	Account Management Resources
56	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group Gmbh & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Global High Income Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS Global High Income Fund	|	3

Performance Summary	April 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	5.87%	6.75%	4.58%	8.96%
Adjusted for the Maximum Sales Charge (max 4.50% load)	1.11%	1.95%	3.62%	8.46%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†	5.42%	6.47%	4.99%	10.01%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.30%	4.47%	9.62%
Adjusted for the Maximum Sales Charge (max 4.50% load)		1.51%	3.51%	9.11%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†		5.71%	4.84%	10.96%

Class T	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	5.85%	6.73%	4.51%	8.93%
Adjusted for the Maximum Sales Charge (max 2.50% load)	3.21%	4.07%	3.98%	8.65%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†	5.42%	6.47%	4.99%	10.01%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.28%	4.43%	9.57%
Adjusted for the Maximum Sales Charge (max 2.50% load)		3.62%	3.90%	9.29%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†		5.71%	4.84%	10.96%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	5.31%	5.95%	3.78%	8.15%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.31%	5.95%	3.78%	8.15%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†	5.42%	6.47%	4.99%	10.01%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.50%	3.70%	8.79%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		5.50%	3.70%	8.79%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†		5.71%	4.84%	10.96%

4	|	DWS Global High Income Fund

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 4/30/19
No Sales Charges		6.02%	7.06%	6.28%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†		5.42%	6.47%	5.94%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges			6.60%	6.01%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†			5.71%	5.56%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	5.96%	6.96%	4.80%	9.17%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†	5.42%	6.47%	4.99%	10.01%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		6.51%	4.70%	9.85%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†		5.71%	4.84%	10.96%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	5.86%	6.88%	4.85%	9.29%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†	5.42%	6.47%	4.99%	10.01%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		6.58%	4.77%	9.94%
ICE BofA ML Non-Financial Developed Markets High Yield Constrained Index†		5.71%	4.84%	10.96%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019, are 0.94%, 0.93%, 1.71%, 0.60%, 0.77% and 0.68% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

DWS Global High Income Fund	|	5

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS Global High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on November 1, 2016.

†

ICE BofA Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index contains all securities in the ICE Bank of America Merrill Lynch Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Global High Income Fund

	Class A	Class T	Class C	Class R6	Class S	Institutional Class

Net Asset Value
4/30/19	$6.78	$6.78	$6.80	$6.75	$6.81	$6.75
10/31/18	$6.63	$6.63	$6.65	$6.60	$6.66	$6.60

Distribution Information as of 4/30/19
Income Dividends, Six Months	$.16	$.16	$.14	$.17	$.17	$.17
April Income Dividend	$.0262	$.0263	$.0222	$.0278	$.0275	$.0276
Capital Gain Distributions, Six Months	$.06	$.06	$.06	$.06	$.06	$.06
SEC 30-day Yield‡‡	4.04%	4.24%	3.48%	4.53%	4.43%	4.49%
Current Annualized Distribution Rate‡‡	4.70%	4.72%	3.97%	5.01%	4.91%	4.97%

‡‡

The SEC yield is net investment income per share earned over the six months ended April 30, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.96%, 4.19%, 3.39%, 4.45%, 4.35% and 4.43% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.62%, 4.67%, 3.88%, 4.93%, 4.83% and 4.91% for Class A, Class T, Class C, Class R6, Class S and Institutional Class, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Global High Income Fund	|	7

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Lonnie Fox, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2004 with one year of industry experience. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS in Applied Economics and Management, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/19	10/31/18
Corporate Bonds	93%	96%
Cash Equivalents	5%	1%
Loan Participations and Assignments	2%	2%
Convertible Bonds	0%	1%
	100%	100%

8	|	DWS Global High Income Fund

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/19	10/31/18
Communication Services	24%	22%
Energy	19%	23%
Materials	16%	17%
Consumer Discretionary	11%	10%
Health Care	9%	9%
Industrials	8%	7%
Consumer Staples	5%	5%
Real Estate	2%	1%
Information Technology	2%	3%
Utilities	2%	2%
Financials	2%	1%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/19	10/31/18
United States	64%	64%
Canada	9%	10%
Netherlands	9%	8%
Luxembourg	4%	3%
Cayman Islands	4%	3%
United Kingdom	3%	4%
France	2%	2%
Italy	2%	—
Other	3%	6%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/19	10/31/18
BBB	10%	6%
BB	56%	53%
B	32%	37%
CCC	1%	3%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 54 for contact information.

DWS Global High Income Fund	|	9

Investment Portfolio	as of April 30, 2019 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 92.0%
Communication Services 22.0%

Altice France SA:

144A, 7.375%, 5/1/2026		4,085,000	4,138,616

144A, 8.125%, 2/1/2027		1,388,000	1,450,460

Altice Luxembourg SA, 144A, 7.75%, 5/15/2022		4,700,000	4,788,125

C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,131,119

Cablevision Systems Corp., 5.875%, 9/15/2022		4,000,000	4,160,000

CCO Holdings LLC:

144A, 5.0%, 2/1/2028		1,015,000	1,013,731

144A, 5.125%, 5/1/2027		1,535,000	1,558,025

144A, 5.5%, 5/1/2026		1,970,000	2,033,040

144A, 5.875%, 4/1/2024		765,000	799,203

144A, 5.875%, 5/1/2027		540,000	560,925

CenturyLink, Inc.:

5.625%, 4/1/2025		1,400,000	1,379,000

Series W, 6.75%, 12/1/2023		75,000	79,594

Series Y, 7.5%, 4/1/2024 (b)		450,000	483,187

Clear Channel Worldwide Holdings, Inc.:

Series A, 6.5%, 11/15/2022		2,315,000	2,369,310

144A, 9.25%, 2/15/2024		100,000	107,625

CommScope LLC:

144A, 5.5%, 3/1/2024		1,695,000	1,768,097

144A, 8.25%, 3/1/2027		220,000	237,600

CSC Holdings LLC:

144A, 5.125%, 12/15/2021		1,016,000	1,018,540

144A, 5.5%, 4/15/2027		2,190,000	2,255,985

144A, 6.5%, 2/1/2029		1,425,000	1,530,094

144A, 7.5%, 4/1/2028		1,200,000	1,309,500

144A, 10.875%, 10/15/2025		604,000	694,600

DISH DBS Corp.:

5.875%, 7/15/2022		1,200,000	1,170,840

5.875%, 11/15/2024		1,880,000	1,621,500

7.75%, 7/1/2026		450,000	402,750

eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	568,607

Entercom Media Corp., 144A, 6.5%, 5/1/2027		205,000	209,100

Frontier Communications Corp.:

7.125%, 1/15/2023		275,000	171,188

144A, 8.0%, 4/1/2027		1,835,000	1,896,931

10.5%, 9/15/2022		600,000	438,000

11.0%, 9/15/2025		650,000	420,875

Intelsat Jackson Holdings SA, 144A, 9.75%, 7/15/2025		2,410,000	2,473,262

The accompanying notes are an integral part of the financial statements.

10	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)

Netflix, Inc., REG S, 4.625%, 5/15/2029	EUR	2,500,000	3,052,184

Quebecor Media, Inc., 5.75%, 1/15/2023		1,500,000	1,563,750

Qwest Capital Funding, Inc., 7.75%, 2/15/2031		690,000	634,800

Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		830,000	823,775

Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023		876,000	882,570

SoftBank Group Corp., REG S, 4.0%, 4/20/2023	EUR	1,000,000	1,205,658

Sprint Capital Corp.:

6.875%, 11/15/2028		2,360,000	2,259,700

8.75%, 3/15/2032		760,000	798,000

Sprint Corp.:

7.125%, 6/15/2024		3,015,000	3,021,595

7.625%, 3/1/2026		1,355,000	1,355,000

T-Mobile U.S.A., Inc., 6.5%, 1/15/2026		35,000	37,440

Telecom Italia Capital SA, 6.375%, 11/15/2033		650,000	631,923

Telecom Italia SpA:

REG S, 2.5%, 7/19/2023	EUR	1,000,000	1,138,443

144A, 5.303%, 5/30/2024		4,000,000	3,985,000

Telefonica Europe BV, REG S, 5.875%, Perpetual (c)	EUR	1,000,000	1,261,807

Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	1,985,000

Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	1,800,000	2,176,501

Telesat Canada, 144A, 8.875%, 11/15/2024		3,995,000	4,329,581

Unitymedia Hessen GmbH & Co., KG:

REG S, 3.5%, 1/15/2027	EUR	1,000,000	1,183,659

144A, 5.0%, 1/15/2025		1,800,000	1,840,500

UPCB Finance IV Ltd.:

144A, 4.0%, 1/15/2027	EUR	225,000	265,609

144A, 5.375%, 1/15/2025		1,200,000	1,226,640

ViaSat, Inc.:

144A, 5.625%, 9/15/2025		385,000	382,112

144A, 5.625%, 4/15/2027		925,000	943,500

Videotron Ltd., 144A, 5.125%, 4/15/2027		2,550,000	2,607,375

Virgin Media Finance PLC:

144A, 4.5%, 1/15/2025	EUR	1,000,000	1,161,839

REG S, 4.5%, 1/15/2025	EUR	750,000	871,379

Virgin Media Secured Finance PLC:

144A, 5.25%, 1/15/2026		5,590,000	5,686,204

144A, 5.5%, 8/15/2026		790,000	809,774

Zayo Group LLC, 144A, 5.75%, 1/15/2027		2,410,000	2,446,150

Ziggo Bond Co. BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,010,297

Ziggo BV, REG S, 3.75%, 1/15/2025	EUR	1,500,000	1,733,559

Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		2,400,000	2,394,000

			99,944,753

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
Consumer Discretionary 9.8%

Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	600,000	580,226

Ally Financial, Inc., 5.75%, 11/20/2025 (b)		2,050,000	2,221,687

American Axle & Manufacturing, Inc.:

6.25%, 4/1/2025 (b)		1,185,000	1,191,055

6.25%, 3/15/2026		1,145,000	1,145,000

Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,205,000	1,247,175

Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		1,595,000	1,656,806

Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		620,000	579,700

Boyd Gaming Corp.:

6.0%, 8/15/2026		1,190,000	1,236,112

6.875%, 5/15/2023		310,000	321,238

Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		220,000	215,050

Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		311,000	328,105

Dana Financing Luxembourg Sarl:

144A, 5.75%, 4/15/2025		990,000	1,009,800

144A, 6.5%, 6/1/2026		675,000	706,219

Dana, Inc., 5.5%, 12/15/2024		420,000	425,250

EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	787,448

Eldorado Resorts, Inc., 6.0%, 9/15/2026		1,234,000	1,280,275

Fiat Chrysler Automobiles NV:

4.5%, 4/15/2020		745,000	750,588

5.25%, 4/15/2023		5,670,000	5,910,975

Group 1 Automotive, Inc., 5.0%, 6/1/2022		620,000	628,525

HD Supply, Inc., 144A, 5.375%, 10/15/2026		1,425,000	1,474,875

Lennar Corp.:

4.75%, 11/15/2022		830,000	849,546

4.75%, 11/29/2027		880,000	897,116

5.0%, 6/15/2027		340,000	346,269

LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,077,073

Mattel, Inc., 144A, 6.75%, 12/31/2025		900,000	900,281

Meritor, Inc., 6.25%, 2/15/2024		425,000	438,018

Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,045,000	1,083,926

MGM Resorts International, 5.5%, 4/15/2027		2,500,000	2,578,125

Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	793,757

NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		545,000	551,022

Panther BF Aggregator 2 LP:

144A, 4.375%, 5/15/2026	EUR	1,070,000	1,231,616

144A, 6.25%, 5/15/2026		430,000	447,738

Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		480,000	474,000

PetSmart, Inc., 144A, 7.125%, 3/15/2023		800,000	708,000

PulteGroup, Inc., 5.5%, 3/1/2026		650,000	685,750

Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	268,313

Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	295,850

Staples, Inc., 144A, 7.5%, 4/15/2026		1,220,000	1,222,287

The accompanying notes are an integral part of the financial statements.

12	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)

Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,295,000	2,398,275

Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	295,125

Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,000,000	955,000

TRI Pointe Group, Inc., 5.25%, 6/1/2027		415,000	392,175

Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,720,000	1,711,400

William Carter Co., 144A, 5.625%, 3/15/2027		95,000	98,206

WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	377,400

			44,772,377

Consumer Staples 4.5%

Aramark International Finance Sarl:

144A, 3.125%, 4/1/2025	EUR	1,000,000	1,168,596

REG S, 3.125%, 4/1/2025	EUR	340,000	397,323

Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	2,931,168

Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		5,400,000	5,467,500

Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027		245,000	249,288

FAGE International SA, 144A, 5.625%, 8/15/2026		840,000	707,700

JBS Investments GmbH, REG S, 6.25%, 2/5/2023		1,100,000	1,116,500

JBS U.S.A. LUX SA:

144A, 5.75%, 6/15/2025		1,815,000	1,855,837

144A, 6.5%, 4/15/2029		1,010,000	1,070,600

144A, 6.75%, 2/15/2028		1,930,000	2,040,975

Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,493,219

Pilgrim’s Pride Corp.:

144A, 5.75%, 3/15/2025		365,000	370,475

144A, 5.875%, 9/30/2027		1,125,000	1,161,562

Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		600,000	552,000

			20,582,743

Energy 17.8%

Antero Midstream Partners LP:

5.375%, 9/15/2024		675,000	688,095

144A, 5.75%, 3/1/2027		1,155,000	1,178,100

Antero Resources Corp.:

5.125%, 12/1/2022		1,230,000	1,234,612

5.375%, 11/1/2021		2,120,000	2,135,900

5.625%, 6/1/2023		1,635,000	1,653,884

Archrock Partners LP, 144A, 6.875%, 4/1/2027		845,000	879,856

Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,560,000	1,575,600

Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		675,000	686,813

Cheniere Corpus Christi Holdings LLC:

5.125%, 6/30/2027		2,485,000	2,590,612

5.875%, 3/31/2025		970,000	1,045,175

7.0%, 6/30/2024		2,475,000	2,775,094

Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		1,200,000	1,239,552

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	13

	Principal Amount ($)(a)	Value ($)

Chesapeake Energy Corp.:

7.5%, 10/1/2026	2,010,000	1,944,675

8.0%, 1/15/2025 (b)	590,000	597,375

8.0%, 6/15/2027 (b)	1,175,000	1,148,889

CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	890,000	859,963

Crestwood Midstream Partners LP:

144A, 5.625%, 5/1/2027	1,100,000	1,095,875

5.75%, 4/1/2025	670,000	686,750

6.25%, 4/1/2023	1,620,000	1,660,500

DCP Midstream Operating LP:

3.875%, 3/15/2023	800,000	800,000

5.375%, 7/15/2025	2,772,000	2,913,954

Diamondback Energy, Inc., 4.75%, 11/1/2024	685,000	699,556

Endeavor Energy Resources LP:

144A, 5.5%, 1/30/2026	285,000	297,113

144A, 5.75%, 1/30/2028	285,000	303,525

Energy Transfer Operating LP, 5.5%, 6/1/2027	1,200,000	1,303,826

EnLink Midstream LLC, 5.375%, 6/1/2029	350,000	351,327

EnLink Midstream Partners LP, 4.4%, 4/1/2024	2,300,000	2,282,750

Genesis Energy LP:

6.25%, 5/15/2026	1,695,000	1,678,050

6.5%, 10/1/2025	2,110,000	2,119,917

Gulfport Energy Corp., 6.0%, 10/15/2024	365,000	320,061

Hilcorp Energy I LP:

144A, 5.0%, 12/1/2024	945,000	937,912

144A, 5.75%, 10/1/2025	735,000	740,513

144A, 6.25%, 11/1/2028	825,000	840,469

Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	1,385,000	1,444,250

Jagged Peak Energy LLC, 5.875%, 5/1/2026	1,303,000	1,309,515

Matador Resources Co., 5.875%, 9/15/2026	985,000	992,387

MEG Energy Corp.:

144A, 6.375%, 1/30/2023	550,000	519,750

144A, 6.5%, 1/15/2025	500,000	502,500

Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	405,000	421,200

Nabors Industries, Inc., 5.5%, 1/15/2023 (b)	255,000	242,888

NuStar Logistics LP, 5.625%, 4/28/2027	1,488,000	1,487,554

Oasis Petroleum, Inc.:

6.875%, 3/15/2022	1,447,000	1,452,426

6.875%, 1/15/2023	360,000	360,000

Parsley Energy LLC:

144A, 5.25%, 8/15/2025	180,000	181,575

144A, 5.375%, 1/15/2025	260,000	264,144

144A, 5.625%, 10/15/2027	505,000	516,363

144A, 6.25%, 6/1/2024	1,250,000	1,296,875

The accompanying notes are an integral part of the financial statements.

14	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)

Peabody Energy Corp., 144A, 6.0%, 3/31/2022		1,030,000	1,045,450

Precision Drilling Corp.:

6.5%, 12/15/2021		1,107,732	1,110,501

144A, 7.125%, 1/15/2026		885,000	889,425

Range Resources Corp.:

5.0%, 8/15/2022		3,350,000	3,316,500

5.875%, 7/1/2022		395,000	399,444

Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,985,000	2,925,300

Southwestern Energy Co.:

6.2%, 1/23/2025		484,000	475,835

7.75%, 10/1/2027 (b)		2,350,000	2,379,375

Sunoco LP:

5.5%, 2/15/2026		1,015,000	1,032,762

5.875%, 3/15/2028		285,000	292,125

144A, 6.0%, 4/15/2027		394,000	408,775

Targa Resources Partners LP:

4.25%, 11/15/2023		1,300,000	1,298,411

5.0%, 1/15/2028		1,940,000	1,905,972

5.375%, 2/1/2027		1,850,000	1,877,750

5.875%, 4/15/2026		938,000	987,538

144A, 6.5%, 7/15/2027		115,000	123,194

Transocean, Inc.:

144A, 7.25%, 11/1/2025		1,100,000	1,089,000

144A, 9.0%, 7/15/2023		1,600,000	1,712,000

USA Compression Partners LP, 6.875%, 4/1/2026		1,133,000	1,191,780

Whiting Petroleum Corp.:

5.75%, 3/15/2021		1,755,000	1,798,348

6.625%, 1/15/2026 (b)		880,000	878,636

WPX Energy, Inc.:

5.25%, 9/15/2024		760,000	784,700

6.0%, 1/15/2022		260,000	270,400

8.25%, 8/1/2023		400,000	456,500

			80,907,441

Financials 1.4%

Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	876,110

Ally Financial, Inc., 5.125%, 9/30/2024		2,034,000	2,149,023

CIT Group, Inc., 4.125%, 3/9/2021		130,000	131,788

CNO Financial Group, Inc., 5.25%, 5/30/2025		800,000	839,000

Intesa Sanpaolo SpA, 144A, 5.017%, 6/26/2024		900,000	868,539

Springleaf Finance Corp., 6.125%, 3/15/2024		845,000	891,475

Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	474,881

			6,230,816

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	15

	Principal Amount ($)(a)		Value ($)
Health Care 8.2%

Avantor, Inc., 144A, 6.0%, 10/1/2024		525,000	547,805

Bausch Health Americas, Inc.:

144A, 8.5%, 1/31/2027		2,925,000	3,186,422

144A, 9.25%, 4/1/2026		710,000	789,875

Bausch Health Companies, Inc.:

144A, 5.75%, 8/15/2027		845,000	880,490

144A, 5.875%, 5/15/2023		720,000	725,544

144A, 6.125%, 4/15/2025		785,000	793,831

144A, 6.5%, 3/15/2022		2,030,000	2,101,050

144A, 7.0%, 3/15/2024		2,750,000	2,897,812

Centene Corp., 144A, 5.375%, 6/1/2026		770,000	800,977

DaVita, Inc.:

5.0%, 5/1/2025		750,000	733,830

5.125%, 7/15/2024		750,000	750,000

HCA, Inc.:

5.25%, 6/15/2026		1,445,000	1,543,327

5.375%, 9/1/2026		5,340,000	5,633,700

5.625%, 9/1/2028		2,405,000	2,561,325

MEDNAX, Inc., 144A, 6.25%, 1/15/2027		1,275,000	1,300,500

Nidda Healthcare Holding AG, 144A, 3.5%, 9/30/2024	EUR	1,300,000	1,489,867

Rossini Sarl, 144A, 3-month EURIBOR + 6.250% floor, 6.25%**, 10/30/2025	EUR	700,000	800,823

Tenet Healthcare Corp.:

4.5%, 4/1/2021		730,000	740,038

5.125%, 5/1/2025		2,630,000	2,653,012

144A, 6.25%, 2/1/2027		850,000	886,125

6.75%, 6/15/2023		300,000	306,000

7.0%, 8/1/2025 (b)		665,000	673,313

Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		3,075,000	3,129,552

WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		1,570,000	1,644,261

			37,569,479

Industrials 7.4%

Bombardier, Inc.:

144A, 5.75%, 3/15/2022		880,000	889,900

144A, 6.0%, 10/15/2022		1,287,000	1,287,804

144A, 7.875%, 4/15/2027		2,141,000	2,154,381

BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		235,000	239,700

Colfax Corp.:

144A, 6.0%, 2/15/2024		170,000	176,588

144A, 6.375%, 2/15/2026		760,000	804,650

The accompanying notes are an integral part of the financial statements.

16	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)

Covanta Holding Corp.:

5.875%, 3/1/2024		425,000	437,219

5.875%, 7/1/2025		1,500,000	1,537,500

DAE Funding LLC:

144A, 4.5%, 8/1/2022		67,000	67,670

144A, 5.0%, 8/1/2024		173,000	177,758

144A, 5.75%, 11/15/2023		1,700,000	1,780,750

Energizer Holdings, Inc., 144A, 7.75%, 1/15/2027		260,000	281,775

Itron, Inc., 144A, 5.0%, 1/15/2026		1,100,000	1,091,750

LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,875,065

Novelis Corp.:

144A, 5.875%, 9/30/2026		785,000	797,756

144A, 6.25%, 8/15/2024		2,920,000	3,040,450

Park Aerospace Holdings Ltd.:

144A, 4.5%, 3/15/2023		1,250,000	1,263,650

144A, 5.25%, 8/15/2022		4,125,000	4,294,125

144A, 5.5%, 2/15/2024		1,940,000	2,044,954

Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		6,000	6,324

Summit Materials LLC, 6.125%, 7/15/2023		705,000	717,337

Tennant Co., 5.625%, 5/1/2025		170,000	174,675

TransDigm, Inc., 144A, 6.25%, 3/15/2026		1,220,000	1,270,325

United Rentals North America, Inc.:

5.75%, 11/15/2024		800,000	823,400

6.5%, 12/15/2026		5,150,000	5,510,500

Wittur International Holding GmbH, REG S, 8.5%, 2/15/2023	EUR	750,000	858,327

			33,604,333

Information Technology 1.9%

Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	556,525

Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,199,412

First Data Corp., 144A, 5.375%, 8/15/2023		1,400,000	1,431,360

InterXion Holding NV, REG S, 4.75%, 6/15/2025	EUR	2,800,000	3,350,737

Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		310,000	314,163

SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		660,000	676,913

TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,091,188

			8,620,298

Materials 14.6%

AK Steel Corp.:

6.375%, 10/15/2025 (b)		830,000	695,125

7.0%, 3/15/2027 (b)		485,000	409,534

7.5%, 7/15/2023		2,330,000	2,388,250

Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		1,225,000	1,234,187

Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	2,525,000	2,917,003

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	17

	Principal Amount ($)(a)		Value ($)

Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		685,000	687,774

BWAY Holding Co., 144A, 5.5%, 4/15/2024		1,791,000	1,778,732

Cascades, Inc., 144A, 5.5%, 7/15/2022		73,000	73,548

CF Industries, Inc.:

3.45%, 6/1/2023		270,000	264,262

5.15%, 3/15/2034		830,000	803,025

Chemours Co.:

4.0%, 5/15/2026	EUR	1,000,000	1,166,375

5.375%, 5/15/2027		700,000	698,250

6.625%, 5/15/2023		1,000,000	1,035,950

Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		313,000	286,395

Constellium NV:

144A, 4.25%, 2/15/2026	EUR	1,440,000	1,663,558

144A, 4.625%, 5/15/2021	EUR	1,150,000	1,293,065

144A, 5.75%, 5/15/2024		425,000	434,562

144A, 6.625%, 3/1/2025 (b)		4,500,000	4,680,000

Element Solutions, Inc., 144A, 5.875%, 12/1/2025		650,000	665,437

First Quantum Minerals Ltd.:

144A, 6.5%, 3/1/2024		1,157,000	1,091,919

144A, 6.875%, 3/1/2026		1,640,000	1,535,450

Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		1,280,000	1,199,616

Freeport-McMoRan, Inc.:

3.55%, 3/1/2022		3,260,000	3,231,475

3.875%, 3/15/2023		1,450,000	1,435,500

4.0%, 11/14/2021		1,000,000	1,010,000

5.4%, 11/14/2034		500,000	469,375

5.45%, 3/15/2043		105,000	94,763

Hudbay Minerals, Inc.:

144A, 7.25%, 1/15/2023		2,585,000	2,681,937

144A, 7.625%, 1/15/2025		695,000	722,800

INEOS Finance PLC, REG S, 4.0%, 5/1/2023	EUR	1,000,000	1,132,817

Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	719,325

Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	400,000	440,789

Mercer International, Inc.:

5.5%, 1/15/2026		510,000	503,625

6.5%, 2/1/2024		620,000	638,600

NOVA Chemicals Corp.:

144A, 4.875%, 6/1/2024		1,190,000	1,163,225

144A, 5.25%, 6/1/2027		1,075,000	1,056,187

OI European Group BV, 144A, 4.0%, 3/15/2023		3,260,000	3,211,100

Reynolds Group Issuer, Inc.:

144A, 5.125%, 7/15/2023		8,870,000	8,998,704

144A, 7.0%, 7/15/2024		1,925,000	1,989,969

SPCM SA:

144A, 2.875%, 6/15/2023	EUR	1,000,000	1,131,471

144A, 4.875%, 9/15/2025		1,000,000	977,500

The accompanying notes are an integral part of the financial statements.

18	|	DWS Global High Income Fund

	Principal Amount ($)(a)	Value ($)

Teck Resources Ltd.:

6.125%, 10/1/2035	2,200,000	2,400,392

6.25%, 7/15/2041	1,900,000	2,050,841

Tronox Finance PLC, 144A, 5.75%, 10/1/2025	1,182,000	1,153,927

Tronox, Inc., 144A, 6.5%, 4/15/2026	1,045,000	1,054,144

United States Steel Corp.:

6.25%, 3/15/2026	518,000	464,905

6.875%, 8/15/2025	730,000	685,033

WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021	205,000	212,175

		66,632,596

Real Estate 2.3%

CyrusOne LP:

(REIT), 5.0%, 3/15/2024	1,555,000	1,589,987

(REIT), 5.375%, 3/15/2027	1,355,000	1,402,425

Iron Mountain, Inc.:

144A, (REIT), 5.25%, 3/15/2028	410,000	403,850

(REIT), 5.75%, 8/15/2024	3,785,000	3,813,387

MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027	1,365,000	1,436,663

SBA Communications Corp., (REIT), 4.0%, 10/1/2022	1,660,000	1,668,300

		10,314,612

Utilities 2.1%

AES Corp., 4.875%, 5/15/2023	821,000	833,775

AmeriGas Partners LP:

5.5%, 5/20/2025	1,525,000	1,561,219

5.75%, 5/20/2027	675,000	696,937

Calpine Corp.:

144A, 5.25%, 6/1/2026	710,000	710,887

5.75%, 1/15/2025	390,000	386,100

NRG Energy, Inc., 5.75%, 1/15/2028	1,545,000	1,636,109

Vistra Energy Corp.:

5.875%, 6/1/2023	570,000	581,400

7.625%, 11/1/2024	381,000	401,642

Vistra Operations Co. LLC:

144A, 5.5%, 9/1/2026	1,240,000	1,277,200

144A, 5.625%, 2/15/2027	1,375,000	1,411,094

		9,496,363
Total Corporate Bonds (Cost $410,926,560)		418,675,811

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 2.608%***, 10/10/2019 (Cost $494,132)	500,000	494,656

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	19

	Principal Amount ($)(a)	Value ($)
Loan Participations and Assignments 1.6%
Senior Loans**

CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.233%, 1/31/2025	1,312,381	1,306,095

CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.723%, 7/17/2025	1,974,811	1,970,970

First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.481%, 7/8/2022	1,566,300	1,567,983

SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.49%, 4/11/2025	1,695,728	1,688,310

Unitymedia Finance LLC, Term Loan D, 1-month USD LIBOR + 2.250%, 4.723%, 1/15/2026	589,951	589,417

Total Loan Participations and Assignments (Cost $7,067,963)		7,122,775

Convertible Bonds 0.4%
Communication Services 0.0%
DISH Network Corp., 2.375%, 3/15/2024	225,000	195,572

Materials 0.4%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.615%** PIK, 10/18/2025 (d)	1,631,128	1,752,647
Total Convertible Bonds (Cost $1,858,378)		1,948,219

	Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.	388	4,737

Materials 0.1%

GEO Specialty Chemicals, Inc.* (d)	910,463	250,378

GEO Specialty Chemicals, Inc. 144A* (d)	1,703	468

		250,846
Total Common Stocks (Cost $424,487)		255,583

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $239,283)	1,219	44,665

The accompanying notes are an integral part of the financial statements.

20	|	DWS Global High Income Fund

	Shares	Value ($)
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (e) (f) (Cost $15,381,038)	15,381,038	15,381,038

Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 2.46% (e) (Cost $21,676,784)	21,676,784	21,676,784

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $458,068,625)	102.4	465,599,531
Other Assets and Liabilities, Net	(2.4)	(10,700,246)

Net Assets	100.0	454,899,285

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2019 are as follows:

Value ($) at 10/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)		Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (e) (f)
35,567,585	—	20,186,547	(g)	—	—	54,672	—	15,381,038	15,381,038
Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 2.46% (e)
5,282,930	119,394,249	103,000,395		—	—	242,480	—	21,676,784	21,676,784
40,850,515	119,394,249	123,186,942		—	—	297,152	—	37,057,822	37,057,822

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2019 amounted to $14,855,398, which is 3.3% of net assets.

(c)	Perpetual, callable security with no stated maturity date.

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	21

(d)	Investment was valued using significant unobservable inputs.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EURIBOR: Euro Interbank Offered Rate

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

As of April 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,268,033	EUR	1,132,830	5/31/2019	5,959	BNP Paribas (h)

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	40,771,130	USD	45,572,049	5/31/2019	(279,595)	BNP Paribas (h)

(h)	U.S. Treasury Note with a value of $840,395 received as collateral for open over-the-counter derivative contracts.

Currency Abbreviations
EUR Euro
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are, summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Global High Income Fund

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$418,675,811	$—	$418,675,811
Government & Agency Obligations	—	494,656	—	494,656
Loan Participations and Assignments	—	7,122,775	—	7,122,775
Convertible Bonds	—	195,572	1,752,647	1,948,219
Common Stocks (i)	4,737	—	250,846	255,583
Warrants	—	—	44,665	44,665
Short-Term Investments (i)	37,057,822	—	—	37,057,822
Derivatives (j)
Forward Foreign Currency Contracts	—	5,959	—	5,959
Total	$37,062,559	$426,494,773	$2,048,158	$465,605,490

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(279,595)	$—	$(279,595)
Total	$—	$(279,595)	$—	$(279,595)

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	23

Statement of Assets and Liabilities

as of April 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $421,010,803) — including $14,855,398 of securities loaned	$428,541,709
Investment in DWS Government & Agency Securities Portfolio (cost $15,381,038)*	15,381,038
Investment in DWS Central Cash Management Government Fund (cost $21,676,784)	21,676,784
Foreign currency, at value (cost $44,607)	44,669
Receivable for investments sold	143,444
Receivable for investments sold — when-issued securities	1,324,984
Receivable for Fund shares sold	959,262
Interest receivable	6,132,564
Unrealized appreciation on forward foreign currency contracts	5,959
Other assets	61,837
Total assets	474,272,250

Liabilities
Cash overdraft	57,409
Payable upon return of securities loaned	15,381,038
Payable for investments purchased	725,569
Payable for investments purchased — when-issued securities	1,308,000
Payable for Fund shares redeemed	872,852
Unrealized depreciation on forward foreign currency contracts	279,595
Distributions payable	283,640
Accrued management fee	117,842
Accrued Trustees’ fees	3,845
Other accrued expenses and payables	343,175
Total liabilities	19,372,965
Net assets, at value	$454,899,285

Net Assets Consist of
Distributable earnings (loss)	2,939,889
Paid-in capital	451,959,396
Net assets, at value	$454,899,285

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Global High Income Fund

Statement of Assets and Liabilities as of April 30, 2019 (Unaudited) (continued)

Net Asset Value
Class A

Net Asset Value and redemption price per share ($34,086,323 ÷ 5,030,093 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.78

Maximum offering price per share (100 ÷ 95.50 of $6.78)	$7.10
Class T

Net Asset Value and redemption price per share ($10,860 ÷ 1,602 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.78

Maximum offering price per share (100 ÷ 97.50 of $6.78)	$6.95
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($19,641,400 ÷ 2,886,765 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$6.80
Class R6

Net Asset Value, offering and redemption price per share ($1,959,836 ÷ 290,329 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.75
Class S

Net Asset Value, offering and redemption price per share ($288,026,092 ÷ 42,277,694 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.81
Institutional Class

Net Asset Value, offering and redemption price per share ($111,174,774 ÷ 16,460,397 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.75

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	25

Statement of Operations

for the six months ended April 30, 2019 (Unaudited)

Investment Income
Income:

Interest	$11,627,674
Income distributions — DWS Central Cash Management Government Fund	242,480
Securities lending income, net of borrower rebates	54,672
Total income	11,924,826
Expenses:

Management fee	816,637
Administration fee	204,159
Services to shareholders	309,641
Distribution and service fees	138,445
Custodian fee	25,231
Professional fees	55,692
Reports to shareholders	35,333
Registration fees	45,255
Trustees’ fees and expenses	10,496
Other	31,761
Total expenses before expense reductions	1,672,650
Expense reductions	(238,054)
Total expenses after expense reductions	1,434,596
Net investment income	10,490,230

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(5,152,303)
Forward foreign currency contracts	1,548,845
Foreign currency	(7,938)
(3,611,396)
Change in net unrealized appreciation (depreciation) on:

Investments	16,904,019
Forward foreign currency contracts	(446,211)
Foreign currency	431
16,458,239
Net gain (loss)	12,846,843
Net increase (decrease) in net assets resulting from operations	$23,337,073

The accompanying notes are an integral part of the financial statements.

26	|	DWS Global High Income Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations:

Net investment income (loss)	$10,490,230	$23,200,410
Net realized gain (loss)	(3,611,396)	6,037,480
Change in net unrealized appreciation (depreciation)	16,458,239	(28,300,048)
Net increase (decrease) in net assets resulting from operations	23,337,073	937,842
Distributions to shareholders:

Class A	(1,168,009)	(1,964,985)
Class T	(358)	(499)
Class C	(618,488)	(975,761)
Class R6	(54,433)	(26,645)
Class S	(10,032,378)	(17,371,457)
Institutional Class	(2,589,854)	(3,001,996)
Total distributions	(14,463,520)	(23,341,343)
Fund share transactions:

Proceeds from shares sold	116,409,167	166,174,642
Reinvestment of distributions	12,817,004	21,092,473
Payments for shares redeemed	(97,969,866)	(256,665,826)
Net increase (decrease) in net assets from Fund share transactions	31,256,305	(69,398,711)
Increase (decrease) in net assets	40,129,858	(91,802,212)
Net assets at beginning of period	414,769,427	506,571,639
Net assets at end of period	$454,899,285	$414,769,427

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	27

Financial Highlights

	Six Months Ended 4/30/19		Years Ended October 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$6.63		$6.94	$6.70	$6.61	$7.14	$7.17
Income (loss) from investment operations:

Net investment income[a]	.16		.33	.32	.33	.35	.39
Net realized and unrealized gain (loss)	.21		(.31)	.24	.21	(.41)	(.02)
Total from investment operations	.37		.02	.56	.54	(.06)	.37
Less distributions from:

Net investment income	(.16)		(.33)	(.25)	(.31)	(.34)	(.40)
Net realized gains	(.06)		—	—	(.12)	(.13)	—
Return of capital	—		—	(.07)	(.02)	—	—
Total distributions	(.22)		(.33)	(.32)	(.45)	(.47)	(.40)
Redemption fees	—		—	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.78		$6.63	$6.94	$6.70	$6.61	$7.14
Total Return (%)[b]	5.87	c**	.31 [c]	8.53 [c]	8.42	(.64)	5.44 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		34	46	65	39	37
Ratio of expenses before expense reductions (%)	.96	*	.94	1.02	1.06	1.08	1.07
Ratio of expenses after expense reductions (%)	.85	*	.85	.99	1.06	1.08	1.07
Ratio of net investment income (%)	5.00	*	4.85	4.76	5.04	5.10	5.42
Portfolio turnover rate (%)	35	**	73	86	67	56	55

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Global High Income Fund

Class T	Six Months Ended 4/30/19 (Unaudited)		Year Ended 10/31/18	Period Ended 10/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$6.63		$6.95	$6.91
Income (loss) from investment operations:

Net investment income (loss)[b]	.16		.33	.13
Net realized and unrealized gain (loss)	.21		(.32)	.04
Total from investment operations	.37		.01	.17
Less distributions from:

Net investment income	(.16)		(.33)	(.10)

Net realized gains	(.06)		—	—
Return of capital	—		—	(.03)
Total distributions	(.22)		(.33)	(.13)
Net asset value, end of period	$6.78		$6.63	$6.95
Total Return (%)[c,d]	5.85	**	.16	2.47	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		10	10
Ratio of expenses before expense reductions (%)	.95	*	.93	1.08	*
Ratio of expenses after expense reductions (%)	.85	*	.85	.85	*
Ratio of net investment income (%)	5.00	*	4.85	4.61	*
Portfolio turnover rate (%)	35	**	73	86	[e]

[a]	For the period from June 5, 2017 (commencement of operations of Class T) to October 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain operating expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	29

	Six Months Ended 4/30/19		Years Ended October 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$6.65		$6.97	$6.73	$6.64	$7.16	$7.20
Income (loss) from investment operations:

Net investment income (loss)[a]	.14		.28	.27	.28	.30	.34
Net realized and unrealized gain (loss)	.21		(.32)	.24	.21	(.40)	(.03)
Total from investment operations	.35		(.04)	.51	.49	(.10)	.31
Less distributions from:

Net investment income	(.14)		(.28)	(.21)	(.26)	(.29)	(.35)
Net realized gains	(.06)		—	—	(.12)	(.13)	—
Return of capital	—		—	(.06)	(.02)	—	—
Total distributions	(.20)		(.28)	(.27)	(.40)	(.42)	(.35)
Redemption fees	—		—	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.80		$6.65	$6.97	$6.73	$6.64	$7.16
Total Return (%)[b]	5.31	c**	(.57)[c]	7.73 [c]	7.76	(1.50)	4.65 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20		21	25	22	12	11
Ratio of expenses before expense reductions (%)	1.73	*	1.71	1.77	1.82	1.83	1.83
Ratio of expenses after expense reductions (%)	1.60	*	1.60	1.72	1.82	1.83	1.82
Ratio of net investment income (%)	4.25	*	4.10	3.98	4.27	4.35	4.68
Portfolio turnover rate (%)	35	**	73	86	67	56	55

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Global High Income Fund

Class R6	Six Months Ended 4/30/19 (Unaudited)		Year Ended 10/31/18	Period Ended 10/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$6.60		$6.92	$6.65
Income (loss) from investment operations:

Net investment income (loss)[b]	.17		.35	.34
Net realized and unrealized gain (loss)	.21		(.32)	.27
Total from investment operations	.38		.03	.61
Less distributions from:

Net investment income	(.17)		(.35)	(.26)

Net realized gains	(.06)		—	—
Return of capital	—		—	(.08)
Total distributions	(.23)		(.35)	(.34)
Redemption fees	—		—	.00	***
Net asset value, end of period	$6.75		$6.60	$6.92
Total Return (%)[c]	6.02	**	.44	9.14	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		1	.01
Ratio of expenses before expense reductions (%)	.62	*	.60	.84	*
Ratio of expenses after expense reductions (%)	.55	*	.55	.73	*
Ratio of net investment income (%)	5.29	*	5.18	4.97	*
Portfolio turnover rate (%)	35	**	73	86	[d]

[a]	For the period from November 1, 2016 (commencement of operations) to October 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain operating expenses not been reduced.

[d]	Represents the fund’s portfolio turnover rate for the year ended October 31, 2017.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	31

	Six Months Ended 4/30/19		Years Ended October 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$6.66		$6.98	$6.74	$6.65	$7.17	$7.21
Income (loss) from investment operations:

Net investment income (loss)[a]	.17		.35	.34	.34	.37	.41
Net realized and unrealized gain (loss)	.21		(.32)	.24	.21	(.40)	(.03)
Total from investment operations	.38		.03	.58	.55	(.03)	.38
Less distributions from:

Net investment income	(.17)		(.35)	(.26)	(.32)	(.36)	(.42)
Net realized gains	(.06)		—	—	(.12)	(.13)	—
Return of capital	—		—	(.08)	(.02)	—	—
Total distributions	(.23)		(.35)	(.34)	(.46)	(.49)	(.42)
Redemption fees	—		—	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.81		$6.66	$6.98	$6.74	$6.65	$7.17
Total Return (%)[b]	5.96	**	.38	8.59	8.78	(.53)	5.70

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	288		298	368	272	225	231
Ratio of expenses before expense reductions (%)	.78	*	.77	.84	.87	.88	.89
Ratio of expenses after expense reductions (%)	.65	*	.65	.76	.85	.85	.82
Ratio of net investment income (%)	5.20	*	5.05	4.93	5.24	5.33	5.68
Portfolio turnover rate (%)	35	**	73	86	67	56	55

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Global High Income Fund

	Six Months Ended 4/30/19		Years Ended October 31,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$6.60		$6.92	$6.68	$6.59	$7.11	$7.15
Income (loss) from investment operations:

Net investment income (loss)[a]	.17		.35	.34	.34	.37	.41
Net realized and unrealized gain (loss)	.21		(.32)	.24	.21	(.40)	(.03)
Total from investment operations	.38		.03	.58	.55	(.03)	.38
Less distributions from:

Net investment income	(.17)		(.35)	(.26)	(.32)	(.36)	(.42)
Net realized gains	(.06)		—	—	(.12)	(.13)	—
Return of capital	—		—	(.08)	(.02)	—	—
Total distributions	(.23)		(.35)	(.34)	(.46)	(.49)	(.42)
Redemption fees	—		—	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.75		$6.60	$6.92	$6.68	$6.59	$7.11
Total Return (%)	5.86	b**	.40 [b]	8.86 [b]	8.75	(.36)	5.76

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	111		60	68	56	37	29
Ratio of expenses before expense reductions (%)	.66	*	.68	.73	.75	.78	.76
Ratio of expenses after expense reductions (%)	.60	*	.60	.69	.75	.78	.76
Ratio of net investment income (%)	5.20	*	5.10	5.00	5.33	5.41	5.72
Portfolio turnover rate (%)	35	**	73	86	67	56	55

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	33

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Global High Income Fund (the “Fund”) is a diversified series of Deutsche DWS Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the investment of dividends. Class C shares are not subject to an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to an initial or contingent deferred sales charge and are only available to participants in certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

34	|	DWS Global High Income Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual

DWS Global High Income Fund	|	35

restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an

36	|	DWS Global High Income Fund

affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of April 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2019, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

DWS Global High Income Fund	|	37

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At October 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $74,000, which may be applied against realized net taxable capital gains indefinitely.

At April 30, 2019, the aggregate cost of investments for federal income tax purposes was $458,167,537. The net unrealized appreciation for all investments based on tax cost was $7,431,994. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $10,884,831 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $3,452,837.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss, forward foreign currency exchange contracts and investments in swap contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

38	|	DWS Global High Income Fund

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2019, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2019 is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2019, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally

DWS Global High Income Fund	|	39

indicative of a range from approximately $37,857,000 to $45,572,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from $0 to approximately $1,268,000.

The following table summarizes the value of the Fund’s derivative instruments held as of April 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$5,959

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts

Liabilities Derivative	Forward Contracts
Foreign Exchange Contracts (b)	$(279,595)

The above derivative is located in the following Statement of Assets and Liabilities account:

(b)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (c)	$1,548,845

The above derivative is located in the following Statement of Operations account:

(c)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (d)	$(446,211)

The above derivative is located in the following Statement of Operations account:

(d)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of April 30, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions

40	|	DWS Global High Income Fund

with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received (e)	Net Amount of Derivative Assets
BNP Paribas	$5,959	$(5,959)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
BNP Paribas	$279,595	$(5,959)	$—	$273,636

(e)	The actual collateral received may be more than the amounts shown.

C. Purchases and Sales of Securities

During the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $148,808,809 and $135,252,110, respectively. There were no purchases and sales of U.S. Treasury securities during the period.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.40%.

DWS Global High Income Fund	|	41

For the period from November 1, 2018 through January 31, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.85%
Class T	.85%
Class C	1.60%
Class R6	.55%
Class S	.65%
Institutional Class	.60%

For the six months ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$18,392
Class T	5
Class C	12,579
Class R6	519
Class S	184,443
Institutional Class	22,116
$238,054

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2019, the Administration Fee was $204,159, of which $36,515 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

Service Provider Fee	Total Aggregated	Unpaid at April 30, 2019
Class A	$3,533	$1,190
Class T	10	3
Class C	576	215

42	|	DWS Global High Income Fund

Service Provider Fee	Total Aggregated	Unpaid at April 30, 2019
Class R6	$92	$24
Class S	27,978	9,646
Institutional Class	1,140	275
	$33,329	$11,353

In addition, for the six months ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to Shareholders,” were as follows:

Services to Shareholders	Total Aggregated
Class A	$15,665
Class C	11,382
Class S	216,561
Institutional Class	18,071
$261,679

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2019
Class C	$74,144	$12,109

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2019	Annualized Rate
Class A	$39,613	$13,636	.24%
Class T	8	8	.15%
Class C	24,680	8,226	.25%
	$64,301	$21,870

DWS Global High Income Fund	|	43

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2019 aggregated $2,512.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2019, the CDSC for Class C shares aggregated $1,676. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,933, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2019, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,115.

44	|	DWS Global High Income Fund

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2019, there were three accounts that held approximately 13%, 12% and 10% of the outstanding shares of the Fund.

F. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

G. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

DWS Global High Income Fund	|	45

H. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,307,987	$8,568,227	2,078,673	$14,135,449
Class C	196,846	1,303,368	621,304	4,242,702
Class R6	78,755	526,311	228,673	1,522,166
Class S	6,413,600	42,773,105	17,551,092	120,274,164
Institutional Class	9,602,809	63,238,156	3,854,180	26,000,161
		$116,409,167		$166,174,642

Shares issued to shareholders in reinvestment of distributions
Class A	170,820	$1,115,866	275,432	$1,866,159
Class T	55	358	74	499
Class C	92,426	605,992	139,501	948,377
Class R6	593	3,873	357	2,397
Class S	1,300,007	8,537,548	2,243,102	15,275,611
Institutional Class	390,018	2,553,367	444,379	2,999,430
		$12,817,004		$21,092,473

Shares redeemed
Class A	(1,630,569)	$(10,705,806)	(3,802,534)	$(25,832,603)
Class C	(515,522)	(3,413,884)	(1,180,050)	(8,013,235)
Class R6	(11,350)	(74,337)	(8,315)	(55,678)
Class S	(10,226,274)	(66,769,913)	(27,685,804)	(188,260,282)
Institutional Class	(2,602,887)	(17,005,926)	(5,072,958)	(34,504,028)
		$(97,969,866)		$(256,665,826)

Net increase (decrease)
Class A	(151,762)	$(1,021,713)	(1,448,429)	$(9,830,995)
Class T	55	358	74	499
Class C	(226,250)	(1,504,524)	(419,245)	(2,822,156)
Class R6	67,998	455,847	220,715	1,468,885
Class S	(2,512,667)	(15,459,260)	(7,891,610)	(52,710,507)
Institutional Class	7,389,940	48,785,597	(774,399)	(5,504,437)
		$31,256,305		$(69,398,711)

46	|	DWS Global High Income Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Global High Income Fund	|	47

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,058.70	$1,058.50	$1,053.10	$1,060.20	$1,059.60	$1,058.60
Expenses Paid per $1,000*	$4.34	$4.34	$8.14	$2.81	$3.32	$3.06

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,020.58	$1,020.58	$1,016.86	$1,022.07	$1,021.57	$1,021.82
Expenses Paid per $1,000*	$4.26	$4.26	$8.00	$2.76	$3.26	$3.01

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Global High Income Fund	.85%	.85%	1.60%	.55%	.65%	.60%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

48	|	DWS Global High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global High Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Global High Income Fund	|	49

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three-, and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2017.

50	|	DWS Global High Income Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that, effective July 1, 2017, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.40%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

DWS Global High Income Fund	|	51

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

52	|	DWS Global High Income Fund

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Global High Income Fund	|	53

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —

dws.com/en-us/resources/proxy-voting — or on the SEC’s Web

site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at

(800) 728-3337.

Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

54	|	DWS Global High Income Fund

Investment Management

DWS Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHTX	SGHCX	SGHSX	MGHYX
CUSIP Number	25155T 882	25155T 296	25155T 700	25155T 601	25155T 502
Fund Number	416	1716	716	2100	596

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SGHRX
CUSIP Number	25155T 353
Fund Number	1616

DWS Global High Income Fund	|	55

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

56	|	DWS Global High Income Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

DWS Global High Income Fund	|	57

Notes

Notes

Notes

Notes

Notes

Notes

DGHIF-3

(R-027570-8 6/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/2/2019